Morgan Stanley S&P 500 Index Fund
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2003

Dear Shareholder:
Over the past six months, there has been a tug-of-war between cyclical forces and investors' concerns about corporate governance, balance-sheet integrity and the magnitude of the economic recovery. Throughout the period, economic data sent mixed signals on the economy's underlying strength. Although the weakness in equities was fairly broad based, technology companies were hit especially hard, because of corporations trimming their spending on information technology and renewed rounds of downward earnings revisions in the telecommunications sector. Investor sentiment continued to be hampered by the potential for more terrorist attacks, which could have suddenly sent stock prices plunging, and concerns of the military situation in Iraq. Complicating the environment, stock investors were concerned by a perceived lack of integrity in Wall Street's research. Further, even after several years of falling valuations, growth stocks continued to be highly valued relative to their trailing earnings growth, in our opinion. This situation put additional downward pressure on stock prices. As a result, nearly $26.5 billion in outflows were redeemed from U.S. equity mutual funds over the period.

Performance and Portfolio Strategy
For the six-month period ended February 28, 2003, Morgan Stanley S&P 500 Index Fund's Class A, B, C and D shares returned -7.62 percent, -8.02 percent, -7.92 percent and -7.48 percent, respectively. For the same period, the Standard & Poor's-Registered Trademark- 500 Index (S&P 500)* returned -7.29 percent. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Fund seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the S&P 500, by investing in substantially all the stocks that comprise the Index in approximately the same proportion as they are represented in the Index.

Looking Ahead
Despite the recent weakness in U.S. equity markets, we believe there is growing evidence that the economic woes of the last three years may be subsiding. Factory orders are up, excess inventories are down, corporate profits have stopped falling and the labor market appears to be stabilizing. After more than a year in the doldrums, even industrial production is showing renewed signs of vigor. The proposed economic stimulus

----------------
* The Standard and Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley S&P 500 Index Fund
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2003 CONTINUED

package from Washington and the interest-rate cut by the Federal Reserve in November 2003 may still have a significant positive effect on the market in the coming year. A successful resolution in the Iraq situation should also be a tremendous boost to investor sentiment.

Although the current market environment warrants caution on the part of investors, we believe that rewarding investment opportunities can arise following such periods of stress and poor investor sentiment. We are beginning to turn more constructive as we have witnessed some encouraging signs in the economy and the market's valuation. We are cautiously optimistic about the economic outlook in light of the modest improvement in the industrial economy and strong fiscal and monetary stimulus. The valuations of select segments of the market have become more reasonable following the recent harsh correction in equity prices. Many high-quality businesses with strong long-term prospects are beginning to trade at what we believe to be more attractive valuations.

We appreciate your ongoing support of Morgan Stanley S&P 500 Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley S&P 500 Index Fund
FUND PERFORMANCE / / FEBRUARY 28, 2003

                                   AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED FEBRUARY 28, 2003
 -----------------------------------------------------------------------------------------------------------------------------------
                         CLASS A SHARES*                                                   CLASS B SHARES**
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                     (23.20)%(1)         (27.23)%(2)        1 Year                      (23.81)%(1)         (27.62)%(2)
 5 Years                     (3.66)%(1)          (4.69)%(2)        5 Years                      (4.40)%(1)          (4.79)%(2)
 Since Inception
  (09/26/97)                 (1.42)%(1)          (2.40)%(2)        Since Inception (09/26/97)   (2.19)%(1)          (2.37)%(2)

                         CLASS C SHARES+                                                   CLASS D SHARES++
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                     (23.73)%(1)         (24.49)%(2)        1 Year                      (23.03)%(1)
 5 Years                     (4.38)%(1)          (4.38)%(2)        5 Years                      (3.43)%(1)
 Since Inception
  (09/26/97)                 (2.17)%(1)          (2.17)%(2)        Since Inception (09/26/97)   (1.20)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           Common Stocks (99.7%)
           ADVERTISING/MARKETING SERVICES (0.2%)
  71,325   Interpublic Group of Companies, Inc.....  $      688,286
  34,783   Omnicom Group, Inc......................       1,842,803
                                                     --------------
                                                          2,531,089
                                                     --------------
           AEROSPACE & DEFENSE (1.1%)
 155,270   Boeing Co...............................       4,279,241
  37,163   General Dynamics Corp...................       2,202,279
  21,289   Goodrich Corp...........................         327,212
  84,353   Lockheed Martin Corp....................       3,856,619
  33,669   Northrop Grumman Corp...................       2,919,102
  75,070   Raytheon Co.............................       2,032,896
  33,836   Rockwell Collins, Inc...................         664,877
                                                     --------------
                                                         16,282,226
                                                     --------------
           AGRICULTURAL COMMODITIES/MILLING (0.1%)
 119,617   Archer-Daniels-Midland Co...............       1,303,825
                                                     --------------
           AIR FREIGHT/COURIERS (1.0%)
  55,152   FedEx Corp..............................       2,834,813
 206,516   United Parcel Service, Inc.
            (Class B)..............................      11,882,931
                                                     --------------
                                                         14,717,744
                                                     --------------
           AIRLINES (0.1%)
  28,872   AMR Corp.*..............................          67,560
  22,815   Delta Air Lines, Inc....................         191,646
 143,273   Southwest Airlines Co...................       1,729,305
                                                     --------------
                                                          1,988,511
                                                     --------------
           ALTERNATIVE POWER GENERATION (0.0%)
  70,518   Calpine Corp.*..........................         196,745
                                                     --------------
           ALUMINUM (0.2%)
 156,150   Alcoa, Inc..............................       3,201,075
                                                     --------------
           APPAREL/FOOTWEAR (0.4%)
  31,473   Cintas Corp.............................       1,056,549
  23,833   Jones Apparel Group, Inc.*..............         675,904

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  19,854   Liz Claiborne, Inc......................  $      559,883
  49,064   Nike, Inc. (Class B)....................       2,275,098
  11,115   Reebok International Ltd.*..............         347,344
  20,096   VF Corp.................................         680,250
                                                     --------------
                                                          5,595,028
                                                     --------------
           APPAREL/FOOTWEAR RETAIL (0.4%)
 163,480   Gap, Inc. (The).........................       2,131,779
  96,704   Limited Brands, Inc.....................       1,148,844
  25,140   Nordstrom, Inc..........................         427,631
  97,694   TJX Companies, Inc. (The)...............       1,569,943
                                                     --------------
                                                          5,278,197
                                                     --------------
           AUTO PARTS: O.E.M. (0.2%)
  27,477   Dana Corp...............................         235,203
 103,279   Delphi Corp.............................         798,347
  13,122   Eaton Corp..............................         931,006
  16,418   Johnson Controls, Inc...................       1,279,947
  24,062   Visteon Corp............................         152,794
                                                     --------------
                                                          3,397,297
                                                     --------------
           AUTOMOTIVE AFTERMARKET (0.0%)
  13,684   Cooper Tire & Rubber Co.................         191,713
  32,424   Goodyear Tire & Rubber Co. (The)........         129,696
                                                     --------------
                                                            321,409
                                                     --------------
           BEVERAGES: ALCOHOLIC (0.6%)
 158,302   Anheuser-Busch Companies, Inc...........       7,361,043
  12,729   Brown-Forman Corp. (Class B)............         885,302
   6,738   Coors (Adolph) Co. (Class B)............         324,098
                                                     --------------
                                                          8,570,443
                                                     --------------
           BEVERAGES: NON-ALCOHOLIC (1.5%)
 458,519   Coca Cola Co............................      18,441,634
  83,114   Coca-Cola Enterprises Inc...............       1,677,241

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  51,871   Pepsi Bottling Group, Inc. (The)........  $    1,206,001
                                                     --------------
                                                         21,324,876
                                                     --------------
           BIOTECHNOLOGY (1.2%)
 238,047   Amgen Inc.*.............................      13,006,888
  27,570   Biogen, Inc.*...........................         979,838
  34,794   Chiron Corp.*...........................       1,270,677
  39,684   Genzyme Corp. (General Division)*.......       1,237,347
  46,425   MedImmune, Inc.*........................       1,393,214
                                                     --------------
                                                         17,887,964
                                                     --------------
           BROADCASTING (0.4%)
 113,326   Clear Channel Communications, Inc.*.....       4,137,532
  42,374   Univision Communications, Inc.
            (Class A)*.............................       1,049,604
                                                     --------------
                                                          5,187,136
                                                     --------------
           BUILDING PRODUCTS (0.2%)
  13,498   American Standard Companies, Inc.*......         924,748
  90,997   Masco Corp..............................       1,672,525
                                                     --------------
                                                          2,597,273
                                                     --------------
           CABLE/SATELLITE TV (0.9%)
 426,873   Comcast Corp. (Class A)*................      12,473,229
                                                     --------------
           CASINO/GAMING (0.0%)
  20,676   Harrah's Entertainment, Inc.*...........         679,000
                                                     --------------
           CHEMICALS: AGRICULTURAL (0.1%)
  48,348   Monsanto Co.............................         793,874
                                                     --------------
           CHEMICALS: MAJOR DIVERSIFIED (1.0%)
  42,025   Air Products & Chemicals, Inc...........       1,628,889
 168,512   Dow Chemical Co. (The)..................       4,600,378
 183,747   Du Pont (E.I.) de Nemours & Co..........       6,738,002
  14,388   Eastman Chemical Co.....................         463,150

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  20,197   Hercules Inc.*..........................  $      162,182
  40,893   Rohm & Haas Co..........................       1,167,086
                                                     --------------
                                                         14,759,687
                                                     --------------
           CHEMICALS: SPECIALTY (0.2%)
  23,634   Engelhard Corp..........................         490,405
   9,342   Great Lakes Chemical Corp...............         197,023
  29,909   Praxair, Inc............................       1,580,691
  13,355   Sigma-Aldrich Corp......................         585,216
                                                     --------------
                                                          2,853,335
                                                     --------------
           COMMERCIAL PRINTING/FORMS (0.1%)
  11,498   Deluxe Corp.............................         463,369
  20,960   Donnelley (R.R.) & Sons Co..............         382,730
                                                     --------------
                                                            846,099
                                                     --------------
           COMPUTER COMMUNICATIONS (1.3%)
  66,941   Avaya Inc.*.............................         146,601
1,336,310  Cisco Systems, Inc.*....................      18,681,614
                                                     --------------
                                                         18,828,215
                                                     --------------
           COMPUTER PERIPHERALS (0.3%)
 406,857   EMC Corp.*..............................       3,006,673
  23,291   Lexmark International, Inc.*............       1,453,591
  62,329   Network Appliance, Inc.*................         661,934
                                                     --------------
                                                          5,122,198
                                                     --------------
           COMPUTER PROCESSING HARDWARE (1.8%)
  66,377   Apple Computer, Inc.*...................         996,319
 478,999   Dell Computer Corp.*....................      12,913,813
  59,935   Gateway, Inc.*..........................         130,658
 564,378   Hewlett-Packard Co......................       8,945,391
  18,044   NCR Corp.*..............................         350,956
 576,064   Sun Microsystems, Inc.*.................       1,981,660
                                                     --------------
                                                         25,318,797
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           CONSTRUCTION MATERIALS (0.0%)
  18,776   Vulcan Materials Co.....................  $      595,199
                                                     --------------
           CONSUMER SUNDRIES (0.0%)
  12,177   American Greetings Corp. (Class A)*.....         159,762
                                                     --------------
           CONTAINERS/PACKAGING (0.2%)
  10,562   Ball Corp...............................         562,743
   9,854   Bemis Company, Inc......................         412,488
  29,310   Pactiv Corp.*...........................         579,166
  15,623   Sealed Air Corp.*.......................         566,646
   9,988   Temple-Inland, Inc......................         418,497
                                                     --------------
                                                          2,539,540
                                                     --------------
           CONTRACT DRILLING (0.3%)
  26,770   Nabors Industries, Ltd. (Bermuda)*......       1,061,430
  24,754   Noble Corp. (Cayman Islands)*...........         898,570
  17,302   Rowan Companies, Inc.*..................         339,638
  59,041   Transocean Inc.*........................       1,340,231
                                                     --------------
                                                          3,639,869
                                                     --------------
           DATA PROCESSING SERVICES (0.9%)
 110,763   Automatic Data Processing, Inc..........       3,599,797
  94,092   Concord EFS, Inc.*......................       1,044,421
  32,059   Convergys Corp.*........................         394,326
 139,111   First Data Corp.........................       4,820,196
  35,391   Fiserv, Inc.*...........................       1,128,973
  69,561   Paychex, Inc............................       1,823,889
                                                     --------------
                                                         12,811,602
                                                     --------------
           DEPARTMENT STORES (0.5%)
  15,700   Dillard's, Inc. (Class A)...............         219,015
  36,281   Federated Department Stores, Inc.*......         925,165
  62,363   Kohl's Corp.*...........................       3,049,551
  53,312   May Department Stores Co................       1,045,981

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  49,555   Penney (J.C.) Co., Inc..................  $      983,667
  58,503   Sears, Roebuck & Co.....................       1,274,195
                                                     --------------
                                                          7,497,574
                                                     --------------
           DISCOUNT STORES (3.4%)
  21,476   Big Lots, Inc.*.........................         237,310
  84,293   Costco Wholesale Corp.*.................       2,572,622
  61,637   Dollar General Corp.....................         640,408
  31,989   Family Dollar Stores, Inc...............         902,730
 168,009   Target Corp.............................       4,813,458
 816,376   Wal-Mart Stores, Inc....................      39,235,031
                                                     --------------
                                                         48,401,559
                                                     --------------
           DRUGSTORE CHAINS (0.5%)
  72,676   CVS Corp................................       1,809,632
 189,560   Walgreen Co.............................       5,334,218
                                                     --------------
                                                          7,143,850
                                                     --------------
           ELECTRIC UTILITIES (2.4%)
 100,578   AES Corp.*..............................         333,919
  23,246   Allegheny Energy, Inc...................         139,244
  28,411   Ameren Corp.............................       1,107,745
  62,669   American Electric Power Co., Inc........       1,364,931
  56,598   CenterPoint Energy, Inc.................         263,181
  31,132   Cinergy Corp............................       1,003,384
  26,649   CMS Energy Corp.........................         119,920
  39,510   Consolidated Edison, Inc................       1,540,890
  30,469   Constellation Energy Group, Inc.........         798,897
  56,822   Dominion Resources, Inc.................       3,062,706
  30,972   DTE Energy Co...........................       1,283,480
 164,903   Duke Energy Corp........................       2,227,840
  60,260   Edison International*...................         744,814
  41,062   Entergy Corp............................       1,870,374
  59,737   Exelon Corp.............................       2,936,074
  55,049   FirstEnergy Corp........................       1,623,945
  33,756   FPL Group, Inc..........................       1,890,674
  74,522   Mirant Corp.*...........................         100,605
  74,850   PG&E Corp.*.............................         954,337
  16,730   Pinnacle West Capital Corp..............         510,934
  30,416   PPL Corp................................       1,069,731
  43,809   Progress Energy, Inc....................       1,704,170

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  41,137   Public Service Enterprise Group, Inc....  $    1,424,574
 131,960   Southern Co. (The)......................       3,722,592
  32,486   TECO Energy, Inc........................         359,945
   2,829   Texas Genco Holdings, Inc...............          46,396
  59,580   TXU Corp................................         951,493
  73,743   Xcel Energy, Inc........................         817,810
                                                     --------------
                                                         33,974,605
                                                     --------------
           ELECTRICAL PRODUCTS (0.4%)
  36,271   American Power Conversion Corp.*........         567,278
  17,042   Cooper Industries Ltd. (Class A)........         645,040
  77,875   Emerson Electric Co.....................       3,665,576
  35,555   Molex Inc...............................         791,810
  14,781   Power-One, Inc.*........................          72,723
  10,851   Thomas & Betts Corp.*...................         164,176
                                                     --------------
                                                          5,906,603
                                                     --------------
           ELECTRONIC COMPONENTS (0.1%)
  36,635   Jabil Circuit, Inc.*....................         608,507
  17,381   QLogic Corp.*...........................         615,461
  97,697   Sanmina-SCI Corp.*......................         420,097
 152,771   Solectron Corp.*........................         481,229
                                                     --------------
                                                          2,125,294
                                                     --------------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (0.4%)
  86,319   Agilent Technologies, Inc.*.............       1,139,411
 261,642   JDS Uniphase Corp.*.....................         750,913
  23,442   PerkinElmer, Inc........................         198,788
  34,383   Rockwell Automation Inc.................         791,153
  28,542   Scientific-Atlanta, Inc.................         374,756
  42,644   Symbol Technologies, Inc................         451,174
  16,089   Tektronix, Inc.*........................         265,790
  30,243   Thermo Electron Corp.*..................         532,277
  23,885   Waters Corp.*...........................         553,415
 135,996   Xerox Corp.*............................       1,223,964
                                                     --------------
                                                          6,281,641
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           ELECTRONIC PRODUCTION EQUIPMENT (0.4%)
 304,803   Applied Materials, Inc.*................  $    3,956,343
  34,899   KLA-Tencor Corp.*.......................       1,247,639
  27,494   Novellus Systems, Inc.*.................         801,450
  33,861   Teradyne, Inc.*.........................         392,449
                                                     --------------
                                                          6,397,881
                                                     --------------
           ELECTRONICS/APPLIANCE STORES (0.2%)
  59,477   Best Buy Co., Inc.*.....................       1,728,996
  38,859   Circuit City Stores - Circuit City
            Group..................................         171,757
  31,152   RadioShack Corp.........................         611,825
                                                     --------------
                                                          2,512,578
                                                     --------------
           ELECTRONICS/APPLIANCES (0.2%)
  53,964   Eastman Kodak Co........................       1,597,334
  14,506   Maytag Corp.............................         349,595
  12,691   Whirlpool Corp..........................         625,159
                                                     --------------
                                                          2,572,088
                                                     --------------
           ENGINEERING & CONSTRUCTION (0.0%)
  14,860   Fluor Corp..............................         419,498
                                                     --------------
           ENVIRONMENTAL SERVICES (0.2%)
  36,466   Allied Waste Industries, Inc.*..........         300,844
 112,577   Waste Management, Inc...................       2,240,282
                                                     --------------
                                                          2,541,126
                                                     --------------
           FINANCE/RENTAL/LEASING (2.1%)
  41,035   Capital One Financial Corp..............       1,270,854
  23,374   Countrywide Financial Corp..............       1,247,938
 184,028   Fannie Mae..............................      11,796,195
 128,673   Freddie Mac.............................       7,031,979
  87,581   Household International, Inc............       2,446,137
 236,309   MBNA Corp...............................       3,272,880
  53,460   Providian Financial Corp.*..............         326,106

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  11,579   Ryder System, Inc.......................  $      262,728
  28,397   SLM Corp................................       3,093,853
                                                     --------------
                                                         30,748,670
                                                     --------------
           FINANCIAL CONGLOMERATES (3.9%)
 243,087   American Express Co.....................       8,162,861
 949,968   Citigroup, Inc..........................      31,671,933
 369,261   J.P. Morgan Chase & Co..................       8,374,839
  53,287   John Hancock Financial Services, Inc....       1,497,365
  62,309   Principal Financial Group, Inc..........       1,717,859
 104,707   Prudential Financial, Inc...............       3,144,351
  59,993   State Street Corp.......................       2,210,742
                                                     --------------
                                                         56,779,950
                                                     --------------
           FINANCIAL PUBLISHING/SERVICES (0.3%)
  26,312   Equifax, Inc............................         504,664
  35,844   McGraw-Hill Companies, Inc. (The).......       2,015,867
  27,946   Moody's Corp............................       1,232,419
  52,371   SunGard Data Systems Inc.*..............       1,030,661
                                                     --------------
                                                          4,783,611
                                                     --------------
           FOOD DISTRIBUTORS (0.3%)
  24,713   Supervalu, Inc..........................         344,005
 121,477   SYSCO Corp..............................       3,294,456
                                                     --------------
                                                          3,638,461
                                                     --------------
           FOOD RETAIL (0.4%)
  70,125   Albertson's, Inc........................       1,320,454
 143,012   Kroger Co.*.............................       1,890,619
  81,583   Safeway Inc.*...........................       1,622,686
  26,035   Winn-Dixie Stores, Inc..................         317,627
                                                     --------------
                                                          5,151,386
                                                     --------------
           FOOD: MAJOR DIVERSIFIED (1.7%)
  75,802   Campbell Soup Co........................       1,572,133
  68,046   General Mills, Inc......................       2,917,132
  64,933   Heinz (H.J.) Co.........................       1,993,443
  75,507   Kellogg Co..............................       2,232,742

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 319,422   PepsiCo, Inc............................  $   12,240,251
 144,209   Sara Lee Corp...........................       2,855,338
                                                     --------------
                                                         23,811,039
                                                     --------------
           FOOD: MEAT/FISH/DAIRY (0.2%)
  99,326   ConAgra Foods Inc.......................       2,291,451
                                                     --------------
           FOOD: SPECIALTY/CANDY (0.3%)
  25,180   Hershey Foods Corp......................       1,626,880
  41,675   Wrigley (Wm.) Jr. Co. (Class A).........       2,235,030
                                                     --------------
                                                          3,861,910
                                                     --------------
           FOREST PRODUCTS (0.2%)
  19,343   Louisiana-Pacific Corp.*................         168,478
  40,495   Weyerhaeuser Co.........................       2,018,676
                                                     --------------
                                                          2,187,154
                                                     --------------
           GAS DISTRIBUTORS (0.3%)
  68,124   Dynegy, Inc. (Class A)*.................         132,842
  26,456   KeySpan Corp............................         845,798
  22,511   Kinder Morgan, Inc......................       1,024,926
   8,189   Nicor Inc...............................         246,407
  45,090   NiSource Inc............................         763,825
   6,600   Peoples Energy Corp.....................         236,280
  37,890   Sempra Energy...........................         879,048
                                                     --------------
                                                          4,129,126
                                                     --------------
           HOME BUILDING (0.1%)
  11,464   Centex Corp.............................         633,730
   8,919   KB HOME.................................         418,301
  11,390   Pulte Homes, Inc........................         578,954
                                                     --------------
                                                          1,630,985
                                                     --------------
           HOME FURNISHINGS (0.2%)
  35,997   Leggett & Platt, Inc....................         686,103
  49,447   Newell Rubbermaid, Inc..................       1,394,405
  10,851   Tupperware Corp.........................         135,312
                                                     --------------
                                                          2,215,820
                                                     --------------
           HOME IMPROVEMENT CHAINS (1.1%)
 430,156   Home Depot, Inc. (The)..................      10,087,158

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 144,337   Lowe's Companies, Inc...................  $    5,672,444
  27,720   Sherwin-Williams Co.....................         740,124
                                                     --------------
                                                         16,499,726
                                                     --------------
           HOSPITAL/NURSING MANAGEMENT (0.5%)
  94,916   HCA Inc.................................       3,914,336
  44,089   Health Management Associates, Inc.
            (Class A)..............................         790,075
  17,820   Manor Care, Inc.*.......................         326,641
  90,202   Tenet Healthcare Corp.*.................       1,638,970
                                                     --------------
                                                          6,670,022
                                                     --------------
           HOTELS/RESORTS/CRUISELINES (0.4%)
 108,526   Carnival Corp...........................       2,492,842
  69,597   Hilton Hotels Corp......................         764,871
  43,976   Marriott International, Inc.
            (Class A)..............................       1,328,955
  36,892   Starwood Hotels & Resorts Worldwide,
            Inc....................................         834,128
                                                     --------------
                                                          5,420,796
                                                     --------------
           HOUSEHOLD/PERSONAL CARE (2.8%)
  10,813   Alberto-Culver Co. (Class B)............         537,514
  43,506   Avon Products, Inc......................       2,262,312
  40,694   Clorox Co. (The)........................       1,721,763
  99,553   Colgate-Palmolive Co....................       5,008,511
 195,121   Gillette Co. (The)......................       5,890,703
  17,448   International Flavors & Fragrances,
            Inc....................................         547,169
  95,130   Kimberly-Clark Corp.....................       4,359,808
 240,309   Procter & Gamble Co. (The)..............      19,671,695
                                                     --------------
                                                         39,999,475
                                                     --------------
           INDUSTRIAL CONGLOMERATES (4.9%)
  72,168   3M Co...................................       9,047,702
1,840,478  General Electric Co.**..................      44,263,496
 151,856   Honeywell International, Inc............       3,475,984

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  31,292   Ingersoll Rand Co. (Class A)
            (Bermuda)..............................  $    1,234,469
  17,061   ITT Industries, Inc.....................         959,340
  25,425   Textron, Inc............................         918,605
 369,014   Tyco International Ltd. (Bermuda).......       5,461,407
  87,606   United Technologies Corp................       5,131,959
                                                     --------------
                                                         70,492,962
                                                     --------------
           INDUSTRIAL MACHINERY (0.3%)
  56,676   Illinois Tool Works Inc.................       3,376,189
  21,831   Parker-Hannifin Corp....................         880,008
                                                     --------------
                                                          4,256,197
                                                     --------------
           INDUSTRIAL SPECIALTIES (0.2%)
  23,964   Ecolab, Inc.............................       1,175,434
  31,338   PPG Industries, Inc.....................       1,454,083
                                                     --------------
                                                          2,629,517
                                                     --------------
           INFORMATION TECHNOLOGY SERVICES (2.0%)
  31,631   Citrix Systems, Inc.*...................         379,572
  31,749   Computer Sciences Corp.*................         992,474
  88,111   Electronic Data Systems Corp............       1,371,888
 312,587   International Business Machines Corp....      24,366,157
  57,888   PeopleSoft, Inc.*.......................         989,885
  60,013   Unisys Corp.*...........................         555,720
                                                     --------------
                                                         28,655,696
                                                     --------------
           INSURANCE BROKERS/SERVICES (0.4%)
  57,292   AON Corp................................       1,114,329
  99,331   Marsh & McLennan Companies, Inc.........       4,042,772
                                                     --------------
                                                          5,157,101
                                                     --------------
           INTEGRATED OIL (4.3%)
  16,498   Amerada Hess Corp.......................         734,656
 197,559   ChevronTexaco Corp......................      12,677,361

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 125,182   ConocoPhillips..........................  $    6,346,727
1,244,530  Exxon Mobil Corp........................      42,338,911
                                                     --------------
                                                         62,097,655
                                                     --------------
           INTERNET SOFTWARE/SERVICES (0.2%)
  89,620   Siebel Systems, Inc.*...................         773,421
 109,288   Yahoo! Inc.*............................       2,278,655
                                                     --------------
                                                          3,052,076
                                                     --------------
           INVESTMENT BANKS/BROKERS (1.7%)
  17,781   Bear Stearns Companies, Inc. (The)......       1,113,802
  88,308   Goldman Sachs Group, Inc. (The).........       6,132,991
  43,916   Lehman Brothers Holdings, Inc...........       2,431,629
 159,883   Merrill Lynch & Co., Inc................       5,448,813
 202,228   Morgan Stanley (Note 4).................       7,452,102
 248,512   Schwab (Charles) Corp. (The)............       1,963,245
                                                     --------------
                                                         24,542,582
                                                     --------------
           INVESTMENT MANAGERS (0.2%)
  48,072   Franklin Resources, Inc.................       1,570,512
  41,148   Janus Capital Group Inc.*...............         486,781
  22,634   Price (T.) Rowe Group, Inc..............         582,146
                                                     --------------
                                                          2,639,439
                                                     --------------
           LIFE/HEALTH INSURANCE (0.7%)
  95,469   AFLAC, Inc..............................       2,983,406
  26,539   Jefferson-Pilot Corp....................       1,000,520
  32,746   Lincoln National Corp...................         927,694
 129,518   MetLife, Inc............................       3,389,486
  21,905   Torchmark Corp..........................         795,371
  44,667   UnumProvident Corp......................         580,671
                                                     --------------
                                                          9,677,148
                                                     --------------
           MAJOR BANKS (5.3%)
 276,819   Bank of America Corp....................      19,166,948
 135,293   Bank of New York Co., Inc. (The)........       3,081,975

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 215,398   Bank One Corp...........................  $    7,760,790
  88,571   BB&T Corp...............................       2,907,786
  32,314   Comerica, Inc...........................       1,324,228
 194,123   FleetBoston Financial Corp..............       4,767,661
  43,565   Huntington Bancshares, Inc..............         836,448
  78,587   KeyCorp.................................       1,864,870
  79,704   Mellon Financial Corp...................       1,794,137
 113,172   National City Corp......................       3,125,811
  52,527   PNC Financial Services Group............       2,360,038
  64,150   SouthTrust Corp.........................       1,731,408
  52,462   SunTrust Banks, Inc.....................       2,950,987
 251,593   Wachovia Corp...........................       8,926,520
 312,920   Wells Fargo & Co........................      14,190,922
                                                     --------------
                                                         76,790,529
                                                     --------------
           MAJOR
           TELECOMMUNICATIONS (3.1%)
  57,526   ALLTEL Corp.............................       2,497,779
 142,485   AT&T Corp...............................       2,641,672
 343,747   BellSouth Corp..........................       7,448,997
 614,081   SBC Communications, Inc.................      12,772,885
 165,451   Sprint Corp. (FON Group)................       2,101,228
 505,987   Verizon Communications Inc..............      17,497,030
                                                     --------------
                                                         44,959,591
                                                     --------------
           MANAGED HEALTH CARE (0.7%)
  27,843   Aetna Inc...............................       1,172,747
  26,161   Anthem, Inc.*...........................       1,559,457
  25,780   CIGNA Corp..............................       1,107,767
  30,009   Humana, Inc.*...........................         294,088
  56,309   UnitedHealth Group Inc..................       4,668,016
  27,513   WellPoint Health Networks, Inc.*........       1,871,159
                                                     --------------
                                                         10,673,234
                                                     --------------
           MEDIA CONGLOMERATES (1.9%)
 826,767   AOL Time Warner Inc.*...................       9,359,002
 377,703   Disney (Walt) Co. (The).................       6,443,613

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 325,720   Viacom, Inc. (Class B) (Non-Voting)*....  $   12,093,984
                                                     --------------
                                                         27,896,599
                                                     --------------
           MEDICAL DISTRIBUTORS (0.5%)
  19,586   AmerisourceBergen Corp..................       1,077,230
  81,842   Cardinal Health, Inc....................       4,688,728
  53,844   McKesson Corp...........................       1,434,404
                                                     --------------
                                                          7,200,362
                                                     --------------
           MEDICAL SPECIALTIES (2.0%)
  38,695   Applera Corp. - Applied Biosystems
            Group..................................         710,053
   9,597   Bard (C.R.), Inc........................         567,183
  10,035   Bausch & Lomb, Inc......................         309,078
 109,730   Baxter International, Inc...............       3,115,235
  47,481   Becton, Dickinson & Co..................       1,633,346
  48,048   Biomet, Inc.............................       1,452,491
  75,431   Boston Scientific Corp.*................       3,331,787
  56,539   Guidant Corp.*..........................       2,021,835
 225,665   Medtronic, Inc..........................      10,087,225
   9,003   Millipore Corp.*........................         301,240
  22,719   Pall Corp...............................         366,685
  32,840   St. Jude Medical, Inc.*.................       1,500,131
  36,613   Stryker Corp............................       2,387,168
  36,073   Zimmer Holdings, Inc.*..................       1,601,280
                                                     --------------
                                                         29,384,737
                                                     --------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.0%)
  26,389   Sabre Holdings Corp.*...................         437,002
                                                     --------------
           MISCELLANEOUS MANUFACTURING (0.2%)
  11,011   Crane Co................................         190,270
  28,188   Danaher Corp............................       1,832,784
  37,420   Dover Corp..............................         954,958
                                                     --------------
                                                          2,978,012
                                                     --------------
           MOTOR VEHICLES (0.6%)
 339,408   Ford Motor Co...........................       2,823,875

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 103,655   General Motors Corp.....................  $    3,500,429
  55,976   Harley-Davidson, Inc....................       2,216,090
                                                     --------------
                                                          8,540,394
                                                     --------------
           MULTI-LINE INSURANCE (1.9%)
 482,467   American International Group, Inc.......      23,780,798
  47,191   Hartford Financial Services Group, Inc.
            (The)..................................       1,705,011
  34,298   Loews Corp..............................       1,499,166
  25,562   Safeco Corp.............................         840,479
                                                     --------------
                                                         27,825,454
                                                     --------------
           OFFICE EQUIPMENT/SUPPLIES (0.2%)
  20,309   Avery Dennison Corp.....................       1,165,737
  43,748   Pitney Bowes, Inc.......................       1,357,938
                                                     --------------
                                                          2,523,675
                                                     --------------
           OIL & GAS PIPELINES (0.1%)
 110,780   El Paso Corp............................         538,391
  95,559   Williams Companies, Inc. (The)..........         364,080
                                                     --------------
                                                            902,471
                                                     --------------
           OIL & GAS PRODUCTION (0.8%)
  45,983   Anadarko Petroleum Corp.................       2,118,897
  26,765   Apache Corp.............................       1,747,219
  37,237   Burlington Resources, Inc...............       1,725,935
  28,976   Devon Energy Corp.......................       1,396,643
  21,369   EOG Resources, Inc......................         882,540
  18,565   Kerr-McGee Corp.........................         765,621
  69,718   Occidental Petroleum Corp...............       2,084,568
  47,699   Unocal Corp.............................       1,256,869
                                                     --------------
                                                         11,978,292
                                                     --------------
           OIL REFINING/MARKETING (0.2%)
  12,712   Ashland, Inc............................         353,521

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  57,736   Marathon Oil Corp.......................  $    1,333,124
  14,205   Sunoco, Inc.............................         502,715
                                                     --------------
                                                          2,189,360
                                                     --------------
           OILFIELD SERVICES/EQUIPMENT (0.6%)
  62,087   Baker Hughes Inc........................       1,925,939
  28,992   BJ Services Co.*........................         996,455
  80,713   Halliburton Co..........................       1,635,245
  11,886   McDermott International, Inc.*..........          51,110
 107,395   Schlumberger Ltd........................       4,468,706
                                                     --------------
                                                          9,077,455
                                                     --------------
           OTHER CONSUMER SERVICES (0.7%)
  32,266   Apollo Group, Inc. (Class A)*...........       1,495,206
  33,419   Block (H.&R.), Inc......................       1,355,809
 191,702   Cendant Corp.*..........................       2,359,852
  57,101   eBay, Inc.*.............................       4,477,860
                                                     --------------
                                                          9,688,727
                                                     --------------
           OTHER CONSUMER SPECIALTIES (0.1%)
  27,605   Fortune Brands, Inc.....................       1,210,203
                                                     --------------
           OTHER METALS/MINERALS (0.0%)
  16,443   Phelps Dodge Corp.*.....................         591,290
                                                     --------------
           PACKAGED SOFTWARE (4.6%)
  43,699   Adobe Systems, Inc......................       1,201,722
  20,863   Autodesk, Inc...........................         302,305
  43,548   BMC Software, Inc.*.....................         844,831
 106,026   Computer Associates International,
            Inc....................................       1,415,447
  69,897   Compuware Corp.*........................         257,920
  37,959   Intuit Inc.*............................       1,803,812
  15,644   Mercury Interactive Corp.*..............         507,648
1,977,684  Microsoft Corp..........................      46,871,111
  67,399   Novell, Inc.*...........................         175,237
 990,596   Oracle Corp.*...........................      11,847,528

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  48,308   Parametric Technology Corp.*............  $      102,413
  76,127   VERITAS Software Corp.*.................       1,296,443
                                                     --------------
                                                         66,626,417
                                                     --------------
           PERSONNEL SERVICES (0.0%)
  32,052   Robert Half International, Inc.*........         429,176
  20,562   TMP Worldwide, Inc.*....................         188,142
                                                     --------------
                                                            617,318
                                                     --------------
           PHARMACEUTICALS: GENERIC DRUGS (0.0%)
  19,766   Watson Pharmaceuticals, Inc.*...........         611,362
                                                     --------------
           PHARMACEUTICALS: MAJOR (9.6%)
 288,997   Abbott Laboratories.....................      10,294,073
 358,262   Bristol-Myers Squibb Co.................       8,347,505
 549,418   Johnson & Johnson.......................      28,816,974
 207,771   Lilly (Eli) & Co........................      11,751,528
 415,322   Merck & Co., Inc........................      21,908,235
1,139,711  Pfizer, Inc.............................      33,986,182
 239,129   Pharmacia Corp..........................       9,880,810
 271,258   Schering-Plough Corp....................       4,888,069
 245,183   Wyeth...................................       8,642,701
                                                     --------------
                                                        138,516,077
                                                     --------------
           PHARMACEUTICALS: OTHER (0.4%)
  23,938   Allergan, Inc...........................       1,536,820
  66,943   Forest Laboratories, Inc.*..............       3,333,761
  44,528   King Pharmaceuticals, Inc.*.............         745,844
                                                     --------------
                                                          5,616,425
                                                     --------------
           PRECIOUS METALS (0.2%)
  26,799   Freeport-McMoRan Copper & Gold, Inc.
            (Class B)*.............................         456,119
  74,296   Newmont Mining Corp.....................       2,030,510
                                                     --------------
                                                          2,486,629
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           PROPERTY - CASUALTY INSURERS (1.1%)
  48,578   ACE Ltd. (Bermuda)......................  $    1,346,096
 130,014   Allstate Corp. (The)....................       4,112,343
  31,638   Chubb Corp. (The).......................       1,512,929
  29,868   Cincinnati Financial Corp...............       1,058,522
  40,277   Progressive Corp. (The).................       2,094,807
  41,889   St. Paul Companies, Inc . (The).........       1,292,695
 185,631   Travelers Property Casualty Corp.
            (Class B)..............................       2,951,533
  25,124   XL Capital Ltd. (Class A) (Bermuda).....       1,782,297
                                                     --------------
                                                         16,151,222
                                                     --------------
           PUBLISHING: BOOKS/MAGAZINES (0.0%)
   9,233   Meredith Corp...........................         361,195
                                                     --------------
           PUBLISHING: NEWSPAPERS (0.6%)
  15,250   Dow Jones & Co., Inc....................         547,170
  49,433   Gannett Co., Inc........................       3,567,580
  15,231   Knight-Ridder, Inc......................         971,890
  28,011   New York Times Co. (The) (Class A)......       1,301,391
  56,372   Tribune Co..............................       2,528,284
                                                     --------------
                                                          8,916,315
                                                     --------------
           PULP & PAPER (0.3%)
  10,847   Boise Cascade Corp......................         261,630
  46,250   Georgia-Pacific Corp....................         694,212
  88,718   International Paper Co..................       3,107,792
  36,997   MeadWestvaco Corp.......................         857,960
                                                     --------------
                                                          4,921,594
                                                     --------------
           RAILROADS (0.5%)
  69,815   Burlington Northern Santa Fe Corp.......       1,745,375
  39,401   CSX Corp................................       1,058,311
  71,881   Norfolk Southern Corp...................       1,370,052
  46,845   Union Pacific Corp......................       2,585,376
                                                     --------------
                                                          6,759,114
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           REAL ESTATE INVESTMENT TRUSTS (0.4%)
  76,140   Equity Office Properties Trust..........  $    1,867,714
  50,096   Equity Residential......................       1,216,331
  34,191   Plum Creek Timber Co., Inc..............         741,945
  34,953   Simon Property Group, Inc...............       1,210,772
                                                     --------------
                                                          5,036,762
                                                     --------------
           RECREATIONAL PRODUCTS (0.4%)
  16,771   Brunswick Corp..........................         316,972
  26,132   Electronic Arts Inc.*...................       1,379,770
  32,028   Hasbro, Inc.............................         387,859
  16,027   International Game Technology*..........       1,259,402
  80,871   Mattel, Inc.............................       1,724,170
                                                     --------------
                                                          5,068,173
                                                     --------------
           REGIONAL BANKS (1.6%)
  65,735   AmSouth Bancorporation..................       1,354,141
 106,864   Fifth Third Bancorp.....................       5,675,547
  23,224   First Tennessee National Corp...........         886,925
  40,384   Marshall & Ilsley Corp..................       1,073,003
  29,869   North Fork Bancorporation, Inc..........         962,977
  40,860   Northern Trust Corp.....................       1,308,337
  40,899   Regions Financial Corp..................       1,324,310
  55,458   Synovus Financial Corp..................       1,067,566
 354,289   U.S. Bancorp............................       7,411,726
  36,644   Union Planters Corp.....................       1,008,443
  16,815   Zions Bancorporation....................         719,009
                                                     --------------
                                                         22,791,984
                                                     --------------
           RESTAURANTS (0.5%)
  31,608   Darden Restaurants, Inc.................         562,938
 234,763   McDonald's Corp.........................       3,195,124
  71,825   Starbucks Corp.*........................       1,684,296
  21,344   Wendy's International, Inc..............         540,644
  54,661   Yum! Brands, Inc.*......................       1,301,478
                                                     --------------
                                                          7,284,480
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           SAVINGS BANKS (0.6%)
  41,798   Charter One Financial, Inc..............  $    1,208,380
  28,382   Golden West Financial Corp..............       2,054,857
 175,091   Washington Mutual, Inc..................       6,045,892
                                                     --------------
                                                          9,309,129
                                                     --------------
           SEMICONDUCTORS (2.7%)
  63,527   Advanced Micro Devices, Inc.*...........         348,763
  70,751   Altera Corp.*...........................         886,510
  67,637   Analog Devices, Inc.*...................       1,972,295
  55,877   Applied Micro Circuits Corp.*...........         195,011
  51,022   Broadcom Corp. (Class A)*...............         738,799
1,225,313  Intel Corp..............................      21,136,649
  57,704   Linear Technology Corp..................       1,769,782
  68,776   LSI Logic Corp.*........................         305,365
  59,250   Maxim Integrated Products, Inc..........       2,046,495
 111,908   Micron Technology, Inc.*................         894,145
  33,465   National Semiconductor Corp.*...........         573,255
  28,303   NVIDIA Corp.*...........................         357,184
  30,968   PMC - Sierra, Inc.*.....................         175,279
 320,155   Texas Instruments, Inc..................       5,362,596
  62,349   Xilinx, Inc.*...........................       1,427,792
                                                     --------------
                                                         38,189,920
                                                     --------------
           SERVICES TO THE HEALTH INDUSTRY (0.2%)
  73,320   Healthsouth Corp.*......................         262,486
  45,198   IMS Health Inc..........................         677,970
  18,088   Quest Diagnostics Inc.*.................         954,323
  21,770   Quintiles Transnational Corp.*..........         269,948
                                                     --------------
                                                          2,164,727
                                                     --------------
           SPECIALTY INSURANCE (0.2%)
  19,601   Ambac Financial Group, Inc..............         957,509

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  26,839   MBIA, Inc...............................  $    1,023,371
  18,584   MGIC Investment Corp....................         733,325
                                                     --------------
                                                          2,714,205
                                                     --------------
           SPECIALTY STORES (0.5%)
  52,268   AutoNation, Inc.*.......................         691,506
  18,227   AutoZone, Inc.*.........................       1,199,337
  54,117   Bed Bath & Beyond Inc.*.................       1,788,026
  57,069   Office Depot, Inc.*.....................         669,990
  87,037   Staples, Inc.*..........................       1,506,610
  26,899   Tiffany & Co............................         644,769
  39,297   Toys 'R' Us, Inc.*......................         317,520
                                                     --------------
                                                          6,817,758
                                                     --------------
           SPECIALTY
           TELECOMMUNICATIONS (0.2%)
  26,376   CenturyTel, Inc.........................         722,702
  52,198   Citizens Communications Co.*............         512,062
 313,561   Qwest Communications International,
            Inc.*..................................       1,122,548
                                                     --------------
                                                          2,357,312
                                                     --------------
           STEEL (0.1%)
  15,008   Allegheny Technologies Inc..............          44,874
  14,549   Nucor Corp..............................         605,238
  18,919   United States Steel Corp................         219,839
  15,932   Worthington Industries, Inc.............         219,543
                                                     --------------
                                                          1,089,494
                                                     --------------
           TELECOMMUNICATION EQUIPMENT (0.9%)
 147,325   ADC Telecommunications, Inc.*...........         330,008
  18,141   Andrew Corp.*...........................         138,416
  79,833   CIENA Corp.*............................         432,695
  34,701   Comverse Technology, Inc.*..............         353,950
 212,326   Corning Inc.*...........................       1,044,644
 638,910   Lucent Technologies Inc.*...............       1,047,812
 425,571   Motorola, Inc...........................       3,583,308

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 145,203   QUALCOMM Inc.*..........................  $    5,021,120
  76,201   Tellabs, Inc.*..........................         463,302
                                                     --------------
                                                         12,415,255
                                                     --------------
           TELECOMMUNICATIONS (0.2%)
 501,047   AT&T Wireless Services Inc.*............       2,961,188
                                                     --------------
           TOBACCO (1.1%)
 385,342   Altria Group, Inc.......................      14,893,468
  16,312   R. J. Reynolds Tobacco Holdings, Inc....         651,012
  31,242   UST, Inc................................         900,707
                                                     --------------
                                                         16,445,187
                                                     --------------
           TOOLS/HARDWARE (0.1%)
  14,991   Black & Decker Corp. (The)..............         550,170
  10,861   Snap-On, Inc............................         271,416
  16,325   Stanley Works (The).....................         421,348
                                                     --------------
                                                          1,242,934
                                                     --------------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.4%)
  63,657   Caterpillar, Inc........................       2,991,879
   7,687   Cummins Inc.............................         184,257
  44,131   Deere & Co..............................       1,826,141
  11,255   Navistar International Corp.*...........         265,956
  21,433   PACCAR, Inc.............................       1,029,213
                                                     --------------
                                                          6,297,446
                                                     --------------
           WHOLESALE DISTRIBUTORS (0.1%)
  32,303   Genuine Parts Co........................         930,326
  16,912   Grainger (W.W.), Inc....................         778,459
                                                     --------------
                                                          1,708,785
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           WIRELESS
           TELECOMMUNICATIONS (0.2%)
 178,131   Nextel Communications, Inc.
            (Class A)*.............................  $    2,508,084
 184,784   Sprint Corp. (PCS Group)*...............         731,745
                                                     --------------
                                                          3,239,829
                                                     --------------
           Total Common Stocks
            (COST $1,809,969,722)..................   1,434,161,119
                                                     --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------

           Short-Term Investment (0.2%)
           Repurchase Agreement
$  3,569   Joint repurchase agreement 1.36% due
           03/03/03 (dated 2/28/03; proceeds
           $3,569,404) (a)
           (COST $3,569,000).......................       3,569,000
                                                     --------------

  Total Investments
   (COST $1,813,538,722) (b)..............    99.9%  1,437,730,119
  Other Assets in Excess of Liabilities...     0.1       1,010,447
                                            ------  --------------
  Net Assets..............................   100.0% $1,438,740,566
                                            ======  ==============

---------------------------------------------------

  *   NON-INCOME PRODUCING SECURITY.
 ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $126,768,142 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $502,576,745, RESULTING IN NET UNREALIZED DEPRECIATION OF $375,808,603.

Futures Contracts Open at February 28, 2003:

   NUMBER OF                            DESCRIPTION, DELIVERY           UNDERLYING FACE    UNREALIZED
   CONTRACTS      LONG/SHORT               MONTH, AND YEAR              AMOUNT AT VALUE   DEPRECIATION
-------------------------------------------------------------------------------------------------------
       31          Long        S&P 500 Index/March 2003                   $6,516,975        $(12,606)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
FEBRUARY 28, 2003 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $1,813,538,722).....................................  $1,437,730,119
Receivable for:
  Dividends..........................................       2,853,381
  Shares of beneficial interest sold.................       1,801,811
  Variation margin...................................          20,925
Prepaid expenses and other assets....................          80,280
                                                       --------------
    Total Assets.....................................   1,442,486,516
                                                       --------------
Liabilities:
Payable for:
  Shares of beneficial interest redeemed.............       2,159,123
  Distribution fee...................................         788,128
  Investment management fee..........................         290,112
Accrued expenses and other payables..................         508,587
                                                       --------------
    Total Liabilities................................       3,745,950
                                                       --------------
    Net Assets.......................................  $1,438,740,566
                                                       ==============
Composition of Net Assets:
Paid-in-capital......................................  $2,088,704,294
Net unrealized depreciation..........................    (375,821,209)
Accumulated undistributed net investment income......       4,088,528
Accumulated net realized loss........................    (278,231,047)
                                                       --------------
    Net Assets.......................................  $1,438,740,566
                                                       ==============
Class A Shares:
Net Assets...........................................    $176,197,410
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)..............................................      19,352,901
    Net Asset Value Per Share........................           $9.10
                                                       ==============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE)..........................................           $9.60
                                                       ==============
Class B Shares:
Net Assets...........................................    $996,181,400
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)..............................................     112,760,578
    Net Asset Value Per Share........................           $8.83
                                                       ==============
Class C Shares:
Net Assets...........................................    $130,688,980
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)..............................................      14,789,404
    Net Asset Value Per Share........................           $8.84
                                                       ==============
Class D Shares:
Net Assets...........................................    $135,672,776
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)..............................................      14,794,974
    Net Asset Value Per Share........................           $9.17
                                                       ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

Net Investment Income:
Income
Dividends............................................  $  14,434,010
Interest.............................................         99,936
                                                       -------------
    Total Income.....................................     14,533,946
                                                       -------------
Expenses
Distribution fee (Class A shares)....................        115,151
Distribution fee (Class B shares)....................      5,358,487
Distribution fee (Class C shares)....................        667,077
Investment management fee............................      3,026,859
Transfer agent fees and expenses.....................      1,405,212
Shareholder reports and notices......................         77,703
Custodian fees.......................................         48,636
Registration fees....................................         45,950
Professional fees....................................         22,940
Trustees' fees and expenses..........................          8,917
Other................................................         89,933
                                                       -------------
    Total Expenses...................................     10,866,865
Less: amounts waived/reimbursed......................       (935,288)
                                                       -------------
    Net Expenses.....................................      9,931,577
                                                       -------------
    Net Investment Income............................      4,602,369
                                                       -------------
Net Realized and Unrealized Loss:
Net realized loss on:
  Investments........................................    (25,996,527)
  Futures contracts..................................     (1,683,773)
                                                       -------------
    Net Realized Loss................................    (27,680,300)
                                                       -------------
Net change in unrealized appreciation/depreciation
 on:
  Investments........................................   (104,991,049)
  Futures contracts..................................     (1,401,359)
                                                       -------------
    Net Depreciation.................................   (106,392,408)
                                                       -------------
    Net Loss.........................................   (134,072,708)
                                                       -------------
Net Decrease.........................................  $(129,470,339)
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                             FOR THE SIX      FOR THE YEAR
                                            MONTHS ENDED          ENDED
                                          FEBRUARY 28, 2003  AUGUST 31, 2002
                                          -----------------  ---------------
                                             (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $    4,602,369    $    1,822,437
Net realized loss.......................      (27,680,300)     (171,075,896)
Net change in unrealized
 appreciation/depreciation..............     (106,392,408)     (221,286,623)
                                           --------------    --------------

    Net Decrease........................     (129,470,339)     (390,540,082)
                                           --------------    --------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................       (1,059,177)         --
Class D shares..........................       (1,290,827)         --
                                           --------------    --------------

    Total Dividends.....................       (2,350,004)         --
                                           --------------    --------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................      (41,431,904)       12,625,323
                                           --------------    --------------

    Net Decrease........................     (173,252,247)     (377,914,759)

Net Assets:
Beginning of period.....................    1,611,992,813     1,989,907,572
                                           --------------    --------------

End of Period
 (Including accumulated undistributed
 net investment income of $4,088,528 and
 $1,836,163, respectively)..............   $1,438,740,566    $1,611,992,813
                                           ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weighting as the Index. The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and
(5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley S&P 500 Index Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

Morgan Stanley S&P 500 Index Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Organizational Expenses -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $68,000 which have been reimbursed by the Fund for the full amount thereof. Such expenses have been deferred and were fully amortized as of September 26, 2002.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.40% to the portion of daily net assets not exceeding $1.5 billion; 0.375% to the portion of daily net assets exceeding $1.5 billion but not exceeding $3 billion; and 0.35% to the portion of daily net assets in excess of $3 billion.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

Morgan Stanley S&P 500 Index Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $52,065,244 at February 28, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.14% and 0.97%, respectively.

The Distributor has informed the Fund that for the six months ended
February 28, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,323, $1,550,409 and $20,080, respectively and received $106,853 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2003 aggregated $13,391,566 and $42,300,564, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Manager and Distributor, of $194,372, as well as a realized loss of $112,613.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2003, the Fund had transfer agent fees and expenses payable of approximately $2,600.

Morgan Stanley S&P 500 Index Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                   ENDED
                                    FEBRUARY 28, 2003            AUGUST 31, 2002
                                --------------------------  --------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................    5,603,067  $  53,317,798   15,990,003  $ 181,044,670
Shares issued in connection
 with the acquisition of
 Morgan Stanley S&P 500 Select
 Fund.........................      --            --            317,381      3,159,291
Reinvestment of dividends.....      105,392      1,020,199      --            --
Redeemed......................   (2,594,758)   (24,467,409) (13,142,149)  (147,330,753)
                                -----------  -------------  -----------  -------------
Net increase -- Class A.......    3,113,701     29,870,588    3,165,235     36,873,208
                                -----------  -------------  -----------  -------------

CLASS B SHARES
Sold..........................   10,788,385    100,327,295   30,060,188    341,082,040
Shares issued in connection
 with the acquisition of
 Morgan Stanley S&P 500 Select
 Fund.........................      --            --          5,067,694     48,876,882
Redeemed......................  (19,775,150)  (179,931,812) (43,333,038)  (471,959,709)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......   (8,986,765)   (79,604,517)  (8,205,156)   (82,000,787)
                                -----------  -------------  -----------  -------------

CLASS C SHARES
Sold..........................    1,711,133     15,893,971    4,948,691     55,926,214
Shares issued in connection
 with the acquisition of
 Morgan Stanley S&P 500 Select
 Fund.........................      --            --            527,578      5,089,841
Redeemed......................   (2,192,027)   (20,071,496)  (4,412,442)   (48,240,359)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class C......................     (480,894)    (4,177,525)   1,063,827     12,775,696
                                -----------  -------------  -----------  -------------

CLASS D SHARES
Sold..........................    3,466,103     33,411,275    8,140,294     94,304,700
Shares issued in connection
 with the acquisition of
 Morgan Stanley S&P 500 Select
 Fund.........................      --            --          1,411,661     14,166,238
Reinvestment of dividends.....      106,565      1,039,006      --            --
Redeemed......................   (2,332,825)   (21,970,731)  (5,655,472)   (63,493,732)
                                -----------  -------------  -----------  -------------
Net increase -- Class D.......    1,239,843     12,479,550    3,896,483     44,977,206
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........   (5,114,115) $ (41,431,904)     (79,611) $  12,625,323
                                ===========  =============  ===========  =============

Morgan Stanley S&P 500 Index Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

6. Federal Income Tax Status
At August 31, 2002, the Fund had a net capital loss carryover of approximately $97,184,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 of the following years:

          AMOUNT IN THOUSANDS
---------------------------------------
2006   2007    2008     2009     2010
----  ------  -------  -------  -------
$687  $1,111  $14,523  $14,524  $66,339
====  ======  =======  =======  =======

As part of the Fund's acquisition of the net assets of Morgan Stanley S&P 500 Select Fund ("S&P 500 Select"), the Fund obtained a net capital loss carryover of approximately $16,494,000 from S&P 500 Select. Utilization of this carryover is subject to limitations imposed by Internal Revenue Code and Treasury Regulations, reducing the total carryover available.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $140,958,000 during fiscal 2002.

At August 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, mark-to-market of open futures contracts and capital loss deferrals on wash sales.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At February 28, 2003, the Fund had outstanding futures contracts.

8. Acquisition of Morgan Stanley S&P 500 Select Fund
On July 15, 2002, the Fund acquired all the net assets of the Morgan Stanley S&P 500 Select Fund ("S&P 500 Select") based on the respective valuations as of the close of business on July 12, 2002 pursuant to a

Morgan Stanley S&P 500 Index Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

plan of reorganization approved by the shareholders of S&P 500 Select on June 19, 2002. The acquisition was accomplished by a tax-free exchange of 317,381 Class A shares of the Fund at a net asset value of $9.95 per share for 372,839 Class A shares of S&P 500 Select; 5,067,694 Class B shares of the Fund at a net asset value of $9.65 per share for 5,927,666 Class B shares of S&P 500 Select; 527,578 Class C shares of the Fund at a net asset value of $9.65 per share for 616,360 Class C shares of S&P 500 Select; and 1,411,661 Class D shares of the Fund at a net asset value of $10.04 per share for 1,657,669 Class D shares of S&P 500 Select. The net assets of the Fund and S&P 500 Select immediately before the acquisition were $1,590,353,693 and $71,292,253, respectively, including unrealized depreciation of $5,471,646 for S&P 500 Select. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,661,645,946.

Morgan Stanley S&P 500 Index Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                  FOR THE SIX                   FOR THE YEAR ENDED AUGUST 31                 SEPTEMBER 26, 1997*
                                 MONTHS ENDED         -------------------------------------------------            THROUGH
                               FEBRUARY 28, 2003        2002          2001          2000         1999          AUGUST 31, 1998
                               -----------------      --------      --------      --------      -------      -------------------
                                  (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....            $ 9.91             $12.17        $16.20        $14.05       $10.18             $10.00
                                     ------             ------        ------        ------       ------             ------
Income (loss) from
 investment operations:
  Net investment
   income++..............              0.06               0.08          0.08          0.08         0.10               0.10
  Net realized and
   unrealized gain
   (loss)................             (0.81)             (2.34)        (4.11)         2.10         3.85               0.11
                                     ------             ------        ------        ------       ------             ------
Total income (loss) from
 investment operations...             (0.75)             (2.26)        (4.03)         2.18         3.95               0.21
                                     ------             ------        ------        ------       ------             ------
Less dividends and
 distributions from:
  Net investment
   income................             (0.06)             -             -             -            (0.07)             (0.03)
  Net realized gain......              0.00              -             -             (0.03)       (0.01)           -
                                     ------             ------        ------        ------       ------             ------
Total dividends and
 distributions...........             (0.06)             -             -             (0.03)       (0.08)             (0.03)
                                     ------             ------        ------        ------       ------             ------
Net asset value, end of
 period..................            $ 9.10             $ 9.91        $12.17        $16.20       $14.05             $10.18
                                     ======             ======        ======        ======       ======             ======
Total Return+............             (7.62)%(1)        (18.57)%      (24.83)%       15.49%       38.82%              2.05%(1)

Ratios to Average Net
 Assets(3):
Expenses.................              0.64 %(2)(4)       0.73 %(4)     0.69 %(4)     0.75%(4)     0.73%(4)           0.75%(2)
Net investment income....              1.28 %(2)(4)       0.73 %(4)     0.59 %(4)     0.49%(4)     0.72%(4)           0.91%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....          $176,197           $160,949      $159,099      $183,085      $99,140            $28,719
Portfolio turnover
 rate....................                 1 %(1)            12 %           4 %           5%           5%                 1%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                              EXPENSE              NET INVESTMENT
PERIOD ENDED                   RATIO                INCOME RATIO
-----------------            ---------            ----------------
FEBRUARY 28, 2003              0.76%                    1.16%
AUGUST 31, 2002                0.80%                    0.66%
AUGUST 31, 2001                0.72%                    0.56%
AUGUST 31, 2000                0.76%                    0.48%
AUGUST 31, 1999                0.81%                    0.64%
AUGUST 31, 1998                0.89%                    0.77%

 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                        FOR THE PERIOD
                                  FOR THE SIX                FOR THE YEAR ENDED AUGUST 31             SEPTEMBER 26, 1997*
                                 MONTHS ENDED         ------------------------------------------            THROUGH
                               FEBRUARY 28, 2003       2002        2001        2000        1999         AUGUST 31, 1998
                               -----------------      ------      ------      ------      ------      -------------------
                                  (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....           $ 9.60            $11.88      $15.94      $13.93      $10.13            $10.00
                                    ------            ------      ------      ------      ------            ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............             0.02             (0.01)      (0.03)      (0.04)      (0.01)             0.02
  Net realized and
   unrealized gain
   (loss)................            (0.79)            (2.27)      (4.03)       2.08        3.83              0.12
                                    ------            ------      ------      ------      ------            ------
Total income (loss) from
 investment operations...            (0.77)            (2.28)      (4.06)       2.04        3.82              0.14
                                    ------            ------      ------      ------      ------            ------
Less dividends and
 distributions from:
  Net investment
   income................           -                   -           -           -          (0.01)            (0.01)
  Net realized gain......           -                   -           -          (0.03)      (0.01)          -
                                    ------            ------      ------      ------      ------            ------
Total dividends and
 distributions...........           -                   -           -          (0.03)      (0.02)            (0.01)
                                    ------            ------      ------      ------      ------            ------
Net asset value, end of
 period..................           $ 8.83            $ 9.60      $11.88      $15.94      $13.93            $10.13
                                    ======            ======      ======      ======      ======            ======
Total Return+............            (8.02)%(1)       (19.19)%    (25.47)%     14.69 %     37.68 %            1.38%(1)

Ratios to Average Net
 Assets(3):
Expenses.................             1.50 %(2)(4)      1.50 %(4)   1.50 %(4)   1.50 %(4)   1.50 %(4)         1.50%(2)
Net investment income
 (loss)..................             0.42 %(2)(4)     (0.04)%(4)  (0.22)%(4)  (0.26)%(4)  (0.05)%(4)         0.16%(2)
Supplemental Data:
Net assets, end of
 period, in millions.....             $996            $1,169      $1,544      $2,036      $1,588              $536
Portfolio turnover
 rate....................                1 %(1)           12 %         4 %         5 %         5 %               1%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT
      (LOSS) INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                              EXPENSE                NET INVESTMENT
PERIOD ENDED                   RATIO              INCOME (LOSS) RATIO
-----------------            ---------            --------------------
FEBRUARY 28, 2003              1.62%                      0.30%
AUGUST 31, 2002                1.57%                     (0.11)%
AUGUST 31, 2001                1.53%                     (0.25)%
AUGUST 31, 2000                1.51%                     (0.27)%
AUGUST 31, 1999                1.58%                     (0.13)%
AUGUST 31, 1998                1.64%                      0.02%

 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                FOR THE PERIOD
                                  FOR THE SIX                    FOR THE YEAR ENDED AUGUST 31                 SEPTEMBER 26, 1997*
                                 MONTHS ENDED         --------------------------------------------------            THROUGH
                               FEBRUARY 28, 2003        2002          2001          2000          1999          AUGUST 31, 1998
                               -----------------      --------      --------      --------      --------      -------------------
                                  (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....            $ 9.60             $11.88        $15.94        $13.93        $10.13             $10.00
                                     ------             ------        ------        ------        ------             ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............              0.02               0.00         (0.03)        (0.04)        (0.01)              0.02
  Net realized and
   unrealized gain
   (loss)................             (0.78)             (2.28)        (4.03)         2.08          3.83               0.12
                                     ------             ------        ------        ------        ------             ------
Total income (loss) from
 investment operations...             (0.76)             (2.28)        (4.06)         2.04          3.82               0.14
                                     ------             ------        ------        ------        ------             ------
Less dividends and
 distributions from:
  Net investment
   income................           -                    -             -             -             (0.01)             (0.01)
  Net realized gain......           -                    -             -             (0.03)        (0.01)           -
                                     ------             ------        ------        ------        ------             ------
Total dividends and
 distributions...........           -                    -             -             (0.03)        (0.02)             (0.01)
                                     ------             ------        ------        ------        ------             ------
Net asset value, end of
 period..................            $ 8.84             $ 9.60        $11.88        $15.94        $13.93             $10.13
                                     ======             ======        ======        ======        ======             ======
Total Return+............             (7.92)%(1)        (19.19)%      (25.47)%       14.69 %       37.70 %             1.37%(1)

Ratios to Average Net
 Assets(3):
Expenses.................              1.47 %(2)(4)       1.49 %(4)     1.50 %(4)     1.50 %(4)     1.50 %(4)          1.50%(2)
Net investment income
 (loss)..................              0.45 %(2)(4)      (0.03)%(4)    (0.22)%(4)    (0.26)%(4)    (0.05)%(4)          0.16%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....          $130,689           $146,615      $168,751      $211,446      $143,092            $40,730
Portfolio turnover
 rate....................                 1 %(1)            12 %           4 %           5 %           5 %                1%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                              EXPENSE                NET INVESTMENT
PERIOD ENDED                   RATIO              INCOME (LOSS) RATIO
-----------------            ---------            --------------------
FEBRUARY 28, 2003              1.59%                      0.33%
AUGUST 31, 2002                1.56%                     (0.10)%
AUGUST 31, 2001                1.53%                     (0.25)%
AUGUST 31, 2000                1.51%                     (0.27)%
AUGUST 31, 1999                1.58%                     (0.13)%
AUGUST 31, 1998                1.64%                      0.02%

 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                              FOR THE PERIOD
                                  FOR THE SIX                   FOR THE YEAR ENDED AUGUST 31                SEPTEMBER 26, 1997*
                                 MONTHS ENDED         ------------------------------------------------            THROUGH
                               FEBRUARY 28, 2003        2002          2001         2000         1999          AUGUST 31, 1998
                               -----------------      --------      --------      -------      -------      -------------------
                                  (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....            $10.00             $12.26        $16.28       $14.09       $10.20             $10.00
                                     ------             ------        ------       ------       ------             ------
Income (loss) from
 investment operations:
  Net investment
   income++..............              0.07               0.11          0.11         0.11         0.13               0.12
  Net realized and
   unrealized gain
   (loss)................             (0.81)             (2.37)        (4.13)        2.11         3.85               0.11
                                     ------             ------        ------       ------       ------             ------
Total income (loss) from
 investment operations...             (0.74)             (2.26)        (4.02)        2.22         3.98               0.23
                                     ------             ------        ------       ------       ------             ------
Less dividends and
 distributions from:
  Net investment
   income................             (0.09)             -             -             -           (0.08)             (0.03)
  Net realized gain......           -                    -             -            (0.03)       (0.01)           -
                                     ------             ------        ------       ------       ------             ------
Total dividends and
 distributions...........             (0.09)             -             -            (0.03)       (0.09)             (0.03)
                                     ------             ------        ------       ------       ------             ------
Net asset value, end of
 period..................            $ 9.17             $10.00        $12.26       $16.28       $14.09             $10.20
                                     ======             ======        ======       ======       ======             ======
Total Return+............             (7.48)%(1)        (18.43)%      (24.69)%      15.81%       39.13%              2.30%(1)

Ratios to Average Net
 Assets(3):
Expenses.................              0.50 %(2)(4)       0.50 %(4)     0.50 %(4)    0.50%(4)     0.50%(4)           0.50%(2)
Net investment income....              1.42 %(2)(4)       0.96 %(4)     0.78 %(4)    0.74%(4)     0.95%(4)           1.16%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....          $135,673           $135,611      $118,378      $92,304      $16,538            $14,186
Portfolio turnover
 rate....................                 1 %(1)            12 %           4 %          5%           5%                 1%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                              EXPENSE              NET INVESTMENT
PERIOD ENDED                   RATIO                INCOME RATIO
-----------------            ---------            ----------------
FEBRUARY 28, 2003              0.62%                    1.30%
AUGUST 31, 2002                0.57%                    0.89%
AUGUST 31, 2001                0.53%                    0.75%
AUGUST 31, 2000                0.51%                    0.73%
AUGUST 31, 1999                0.58%                    0.87%
AUGUST 31, 1998                0.64%                    1.02%

 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

36007RPT-10498DO3-AP-4/03

[MORGAN STANLEY LOGO]

[PHOTO]

MORGAN STANLEY
S&P 500 INDEX FUND

SEMIANNUAL REPORT
FEBRUARY 28, 2003